RESTRICTED SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Stock Units [Abstract]
Summary of Movement in Number of RSU Outstanding
The change in the number of RSUs outstanding for the year ended December 31, 2025, 2024 and 2023 was as follows:

	2025		2024		2023
	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU
	US$ per unit	’000	US$ per unit	’000	US$ per unit	’000
Outstanding at January 1	28.1399	4,779	26.0613	4,949	18.3704	3,386
Granted during the year	18.6132	4,521	28.3264	2,243	29.6040	3,429
Vested during the year	27.0181	(1,812)	23.3709	(1,879)	17.7836	(1,455)
Forfeited during the year	24.6994	(944)	26.4399	(534)	21.5612	(411)
Outstanding at December 31	22.3652	6,544	28.1399	4,779	26.0613	4,949